Pension and Other Postretirement Benefits	12 Months Ended
Sep. 30, 2011
Pension and Other Postretirement Benefit Expense [Abstract]
Pension and other postretirement benefits
Pension and Other Postretirement Benefits
 Certain of Post's employees are eligible to participate in Ralcorp's U.S. qualified and supplemental noncontributory defined benefit pension plans and other postretirement benefit plans (partially subsidized retiree health and life insurance) or separate plans for Post Foods Canada Corp. The following disclosures reflect amounts related to Post employees based on separate actuarial valuations, projections, and (for the U.S. plans) certain allocations. In separating amounts in the U.S. plans between Post and Ralcorp, liabilities were calculated directly based on the participants of each group. Plan contributions were allocated based on target liability plus normal cost (for funding) for each group. Investment earnings were allocated based on beginning of year projected benefit obligation for each group. Actual benefit payments were allocated based on expected benefit payments for each group. Amounts for the Canadian plans are included in these disclosures and are not disclosed separately because they do not constitute a significant portion of the combined amounts.
 Effective January 1, 2011, benefit accruals for defined benefit pension plans were frozen for all administrative employees and certain production employees.
The following table provides a reconciliation of the changes in the plans' benefit obligations and fair value of assets over the two year period ended September 30, 2011, and a statement of the funded status and amounts recognized in the combined balance sheets as of September 30 of both years.

	Pension Benefits		Other Benefits
	Year Ended September 30,		Year Ended September 30,
	2011	2010	2011	2010
Change in benefit obligation
Benefit obligation at beginning of period	$29.8	$19.8	$67.7	$58.2
Service cost	3.6	4.3	2.6	2.8
Interest cost	1.3	1.2	3.7	3.5
Plan participants' contributions	0.9	0.8	—	—
Actuarial (gain) loss	(1.2)	3.5	16.3	2.8
Benefits paid	(0.3)	(0.1)	(0.3)	(0.4)
Curtailments	(7.0)	—	—	—
Amendments	—	0.2	—	0.6
Currency translation	(0.1)	0.1	(0.2)	0.2
Benefit obligation at end of period	$27.0	$29.8	$89.8	$67.7

Change in fair value of plan assets
Fair value of plan assets at beginning of period	$8.2	$2.5	$—	$—
Actual return on plan assets	1.3	1.5	—	—
Employer contributions	2.5	3.5	0.3	0.4
Plan participants' contributions	0.9	0.8	—	—
Benefits paid	(0.3)	(0.1)	(0.3)	(0.4)
Currency translation	(0.1)	—	—	—
Fair value of plan assets at end of period	12.5	8.2	—	—
Funded status	$(14.5)	$(21.6)	$(89.8)	$(67.7)

Amounts recognized in assets or liabilities
Other current liabilities	$—	$—	$(0.7)	$(0.5)
Other liabilities	(14.5)	(21.6)	(89.1)	(67.2)
Net amount recognized	$(14.5)	$(21.6)	$(89.8)	$(67.7)

Amounts recognized in accumulated other comprehensive income or loss
Net actuarial (gain) loss	$(4.9)	$3.4	$13.7	$(2.4)
Prior service cost (credit)	2.1	2.5	(4.0)	(5.2)
Total	$(2.8)	$5.9	$9.7	$(7.6)

Weighted-average assumptions used to determine benefit obligation
Discount rate — U.S. plans	5.05%	5.40%	5.13%	5.40%
Discount rate — Canadian plans	5.15%	5.40%	5.26%	5.40%
Rate of compensation increase	3.00%	3.25%	3.00%	3.25%

 The accumulated benefit obligation exceeded the fair value of plan assets for each pension plan, and the aggregate accumulated benefit obligation for pension plans was $23.9 at September 30, 2011 and $17.5 at September 30, 2010.
The following tables provide the components of net periodic benefit cost for the plans and amounts recognized in other comprehensive income.

	Pension Benefits
	Year Ended September 30,
	2011	2010	2009
Components of net periodic benefit cost
Service cost	$3.6	$4.3	$3.3
Interest cost	1.3	1.2	0.8
Expected return on plan assets	(1.6)	(1.3)	(0.9)
Recognized net actuarial loss	0.4	0.3	—
Recognized prior service cost	0.4	0.3	0.3
Net periodic benefit cost	$4.1	$4.8	$3.5

Weighted-average assumptions used to determine net benefit cost
Discount rate — U.S. plans	5.40%	6.00%	7.30%
Discount rate — Canadian plans	5.40%	6.10%	5.45%
Rate of compensation increase	3.25%	3.25%	3.25%
Expected return on plan assets — U.S. plans	8.75%	8.75%	8.75%
Expected return on plan assets — Canadian plans	6.25%	6.25%	8.75%

Changes in plan assets and benefit obligation recognized in other comprehensive income or loss
Net (gain) loss	$(7.9)	$3.3	$4.8
Recognized loss	(0.4)	(0.3)	—
Prior service cost	—	0.2	2.9
Recognized prior service cost	(0.4)	(0.3)	(0.3)
Total recognized in other comprehensive income or loss (before tax effects)	$(8.7)	$2.9	$7.4

	Other Benefits
	Year Ended September 30,
	2011	2010	2009
Components of net periodic benefit cost
Service cost	2.6	$2.8	$3.1
Interest cost	3.7	3.5	4.4
Recognized net actuarial loss	0.1	—	—
Recognized prior service cost (credit)	(1.2)	(1.3)	—
Net periodic benefit cost	5.2	$5.0	$7.5

Weighted-average assumptions used to determine net benefit cost
Discount rate — U.S. plans	5.13%	6.00%	7.30%
Discount rate — Canadian plans	5.26%	6.10%	5.45%
Rate of compensation increase	3.25%	3.25%	3.25%

Changes in plan assets and benefit obligation recognized in other comprehensive income or loss
Net loss (gain)	16.3	$2.8	$(0.3)
Recognized loss	(0.1)	—	—
Prior service cost (credit)	—	0.6	(7.1)
Recognized prior service credit	1.1	1.3	—
Currency translation	—	—	(0.1)
Total recognized in other comprehensive income or loss (before tax effects)	17.3	$4.7	$(7.5)

For pension benefits, the estimated net actuarial loss and prior service cost expected to be reclassified from accumulated other comprehensive income into net periodic benefit cost during 2012 related to pension are $.6 and $.4, respectively. The corresponding amounts related to other benefits are $1.5 and $1.1, respectively.
 The expected return on pension plan assets was determined based on historical and expected future returns of the various asset classes, using the target allocation. The broad target allocations are 50% equity securities (comprised of 27.5% U.S. equities and 22.5% foreign equities), 40% debt securities, and 10% real assets. At September 30, 2011, equity securities were 51%, debt securities were 40%, and other was 9% of the fair value of total plan assets, approximately 83% of which was invested in passive index funds. At September 30, 2010, equity securities were 71%, debt securities were 27%, and other was 2% of the fair value of total plan assets, approximately 90% of which was invested in passive index funds. The allocation guidelines were established based on Ralcorp's determination of the appropriate risk posture and long-term objectives.
The following table represents the pension plan's assets measured at fair value on a recurring basis and the basis for that measurement (for more information on the fair value framework in ASC Topic 820, refer to Note 11).

	September 30, 2011				September 30, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 2	Level 3
Mutual funds:
Equities	$6.4	$—	$6.4	$—	$6.4	$6.4	$—
Fixed income	5.1	—	5.1	—	1.7	1.7	—
Real assets	0.7	—	0.7	—	—	—	—
	12.2	—	12.2	—	8.1	8.1	—
Partnership/joint venture interests	0.2	—	—	0.2	0.1	—	0.1
Cash	0.1	0.1	—	—	—	—	—
	$12.5	$0.1	$12.2	$0.2	$8.2	$8.1	$0.1

 The fair value of mutual funds is based on quoted net asset values of the shares held by the plan at year end.
 Partnership/joint venture interests have unobservable inputs and trade infrequently or not at all. Because observable prices are not available, a market approach is used in valuing investments. The inputs used in estimating the value of investments include company operating performance, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issues, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, and other factors which are typically considered by market participants when trading private, middle market companies. Investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the general partner (who serves as the partnership's investment manager) in the absence of market information. Assumptions used by the general partner due to the lack of observable inputs may significantly impact the resulting fair value and therefore the partnership's results of operations. For all securities held, the general partner calculates a hypothetical equity value of the investment. For each investment, the general partner (i) determines the current operating results (either Adjusted EBITDA or Net Revenue), (ii) applies a market valuation multiple, which is based on publicly traded valuation multiples of, and/or valuation multiples from transactions involving, companies with similar attributes (with such multiples discounted as appropriate); then (iii) subtracts the structural debt on the portfolio company's balance sheet (seasonally adjusted when necessary), to derive a current hypothetical value for the equity. The general partner may also consider any other factors it deems relevant in establishing a fair value at which the investment could be realized. Such factors are documented in detail to establish the reasonableness of their intent. For fiscal 2011 and 2010, purchases, sales, and realized and unrealized gains and losses were not significant.
The preceding methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
For September 30, 2011 measurement purposes, the assumed annual rate of increase in the future per capita cost of covered health care benefits related to domestic plans for 2012 was 10% and 7% for participants under the age of 65 and over the age of 65, respectively, declining gradually to an ultimate rate of 5% for 2022 and beyond. For September 30, 2011 measurement purposes, the assumed annual rate of increase in the future per capita cost of covered health care benefits related to Canadian plans for 2012 was 7.5%, declining gradually to an ultimate rate of 5% for 2022 and beyond. For September 30, 2010 measurement purposes, the assumed annual rate of increase in the future per capita cost of covered health care benefits was 8% for 2011, declining gradually to an ultimate rate of 5% for 2017 and beyond. A 1% change in assumed health care cost trend rates would result in the following changes in the accumulated postretirement benefit obligation and in the total service and interest cost components for fiscal 2011.

	Increase	Decrease
Effect on postretirement benefit obligation	$20.2	$(15.8)
Effect on total service and interest cost	1.6	(1.2)

As of September 30, 2011, expected future benefit payments and related federal subsidy receipts (Medicare Part D) in the next ten fiscal years were as follows:

	2012	2013	2014	2015	2016	2017- 2021
Pension benefits	$0.2	$0.3	$0.5	$0.6	$0.7	$5.8
Other benefits	0.7	0.8	1.0	1.3	1.7	16.5
Subsidy receipts	—	—	—	—	—	(0.3)

 Other than those made as benefit payments in unfunded plans and participant contributions, no significant contributions are currently expected to be paid to the plans during fiscal 2012.
 In addition to the defined benefit plans described above, Ralcorp sponsors defined contribution [401(k)] plans under which it makes matching and profit sharing contributions. Post's share of the costs of these plans was $1.7 for the fiscal year ended September 30, 2011 and $1.5 for each of the fiscal years ended September 30, 2010 and 2009.